                       ING VP EMERGING MARKETS FUND, INC.

                      ING VP EMERGING MARKETS FUND ("FUND")

                        Supplement Dated October 19, 2005
                                to the Prospectus
                              Dated April 29, 2005


         Effective September 23, 2005, Ashraf el Ansary and Greg Mattiko, CFA will serve as additional portfolio managers to the Fund and Richard Schmidt is removed as a portfolio manager.

         The third paragraph under the section entitled "Management of the Fund
- Sub-Adviser - J.P. Morgan Investment Management Inc." on page 10 of the Prospectus of ING VP Emerging Markets Fund, is deleted in its entirety and replaced with the following:


         The Fund is managed by a team of portfolio management professionals led by Austin Forey, Managing Director, who has been at JPMorgan (or one of its predecessors) since 1988. Mr. Forey is responsible for Global Emerging Markets portfolios, a role he has fulfilled since 1994. Prior to this he worked in the UK market, where he was deputy head of UK research. Ashraf el Ansary has been a Portfolio Manager of the Fund since September 23, 2005, and has been at JPMorgan since 1999.
         Mr. el Ansary is an investment manager responsible for Eastern and Emerging European equities and is a Middle Eastern country specialist within the Global Emerging Markets Equity Team. Greg Mattiko, CFA has been a Portfolio Manager of the Fund since September 23, 2005. Mr. Mattiko joined the Emerging Markets Equity Team in 2002 and brings a decade of experience to this role. Prior to joining JPMorgan, Mr. Mattiko was a director of portfolio management for Value Management & Research AG, based in Kronberg, Germany for seven years, where he was responsible for European Long/Short, European Technology, Global, and U.S. equity funds.

               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE
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                       ING VP EMERGING MARKETS FUND, INC.

                      ING VP EMERGING MARKETS FUND ("FUND")

                        Supplement Dated October 19, 2005
               to the Statement of Additional Information ("SAI")
                              Dated April 29, 2005

         Effective September 23, 2005, Ashraf el Ansary and Greg Mattiko, CFA serve as additional portfolio managers to the Fund and Richard Schmidt is removed as a portfolio manager.

         The "Other Accounts Managed" and "Ownership of Securities" information listed for "ING VP Emerging Markets Fund" under the section entitled "Portfolio Managers" on pages 14 and 16, respectively, of the SAI are hereby amended to reflect the removal of Mr. Schmidt and the addition of Messrs. el Ansary's and Mattiko's information.

         OTHER ACCOUNTS MANAGED

         The following table shows the number of accounts and total assets in the accounts managed by the portfolio managers:

                        REGISTERED INVESTMENT     OTHER POOLED INVESTMENT
                        COMPANIES                 VEHICLES                             OTHER ACCTS
                        ------------------------- ------------------------------ -------------------------
                        NUMBER OF     TOTAL       NUMBER OF                      NUMBER OF   TOTAL
   Portfolio Manager    ACCOUNTS      ASSETS      ACCOUNTS     TOTAL ASSETS      ACCOUNTS*   ASSETS
----------------------  ------------  ----------  -----------  ----------------  ----------  -------------
Austin Forey(1)         0             N/A         5            $1 billion        4           $617 million
Ashraf el Ansary(2)     0             N/A         9            $4,919 million    0           N/A
Greg Mattiko(2)         0             N/A         1            $368 million      0           N/A

* None of the accounts managed are subject to performance fees.

(1) As of December 31, 2004.
(2) As of October 3, 2005.

         OWNERSHIP OF SECURITIES

         The following table shows the dollar range of shares of the Fund owned by the portfolio managers, including investments by their immediate family members and amounts invested through retirement and deferred compensation plans.

              PORTFOLIO MANAGER             DOLLAR RANGE OF FUND SHARES OWNED
              -----------------             ---------------------------------
              Austin Forey(1)                                 None
              Ashraf el Ansary(2)                             None
              Greg Mattiko(2)                                 None

              --------
              (1) As of December 31, 2004.
              (2) As of October 3, 2005.

               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE